Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due to Related Parties	At December 31, 2023 and 2022, amounts due to related parties consisted of the following:
	December 31,	December 31,
Name of related party	2023	2022
Mr. Song (1)	$1,812,745	$912,351
(1)	The Company’s CEO and Chairman